RIGHT-OF-USE ASSETS	12 Months Ended
Dec. 31, 2020
RIGHT-OF-USE ASSETS [abstract]
Disclosure of right-of-use assets

15.      RIGHT-OF-USE ASSETS

	FPSO	Building and structures	Equipment	Pipelines	Leasehold lands	Total
Cost:
At January 1, 2020	7,365	752	864	922	877	10,780
Additions	-	209	230	-	1,224	1,663
Disposals and write-offs	(91)	(27)	(741)	(1)	-	(860)
Exchange differences	(118)	(37)	(56)	(60)	-	(271)
At December 31, 2020	7,156	897	297	861	2,101	11,312

Accumulated depreciation, depletion and amortization and impairment:
At January 1, 2020	(712)	(169)	(422)	(187)	(111)	(1,601)
Depreciation charge for the year	(706)	(207)	(275)	(39)	(31)	(1,258)
Disposals and write-offs	12	23	624	-	-	659
Exchange differences	10	-	27	12	-	49
At December 31, 2020	(1,396)	(353)	(46)	(214)	(142)	(2,151)

Net book value:
At January 1, 2020	6,653	583	442	735	766	9,179
At December 31, 2020	5,760	544	251	647	1,959	9,161

Expense relating to short-term leases	44	357	-	12	-	413

Variable lease payments not included in the measurement of lease liabilities	412	-	-	-	-	412

For both years, the Group leases various FPSO and offices for its operations. Lease contracts are entered into for fixed term of 13 months to 171 months, but may have extension options. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. In determining the lease term and assessing the length of the non-cancellable period, the Group applies the definition of a contract and determines the period for which the contract is enforceable.

During the current period, the Group recognized right-of-use assets of approximately RMB113 million for leases with the CNOOC Group.

Variable lease payments

Leases of FPSO are either with only fixed lease payments or contain variable lease payment that are based on production volume and minimum annual lease payment that are fixed over the lease term. The fixed and variable lease payments paid to relevant FPSO lessors for the year ended December 31, 2020 amounted to RMB1,002 million and RMB412 million.

The overall financial effect of using variable payment terms is that higher rental costs are incurred by FPSO with higher production volume. Variable rent expenses are expected to continue to represent a similar proportion of production volume in future years.